Stockholders' Deficit - Schedule of Issued Shares of Common Stock Consideration for Services Rendered Valued at Fair Market Value on the Grant (Details) - Obligations [Member] - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Schedule of Issued Shares of Common Stock Consideration for Services Rendered Valued at Fair Market Value on the Grant [Line Items]
Common Stock Shares (in Shares)	354,660	361,532
Fair Value	$ 759,993	$ 1,880,188
Carrying value obligation	532,000	1,802,553
Gain (loss) on extinguishment	$ (227,993)	$ (77,635)
October 2024 [Member]
Schedule of Issued Shares of Common Stock Consideration for Services Rendered Valued at Fair Market Value on the Grant [Line Items]
Common Stock Shares (in Shares)	100,000
Fair Value	$ 200,000
Carrying value obligation	140,000
Gain (loss) on extinguishment	$ (60,000)
November 2024 [Member]
Schedule of Issued Shares of Common Stock Consideration for Services Rendered Valued at Fair Market Value on the Grant [Line Items]
Common Stock Shares (in Shares)	254,660
Fair Value	$ 559,993
Carrying value obligation	392,000
Gain (loss) on extinguishment	$ (167,993)
January 2024 [Member]
Schedule of Issued Shares of Common Stock Consideration for Services Rendered Valued at Fair Market Value on the Grant [Line Items]
Common Stock Shares (in Shares)		25,338
Fair Value		$ 750,000
Carrying value obligation		750,000
Gain (loss) on extinguishment
May 2024 [Member]
Schedule of Issued Shares of Common Stock Consideration for Services Rendered Valued at Fair Market Value on the Grant [Line Items]
Common Stock Shares (in Shares)		87,500
Fair Value		$ 501,000
Carrying value obligation		324,601
Gain (loss) on extinguishment		$ (176,399)
July 2024 [Member]
Schedule of Issued Shares of Common Stock Consideration for Services Rendered Valued at Fair Market Value on the Grant [Line Items]
Common Stock Shares (in Shares)		148,694
Fair Value		$ 374,788
Carrying value obligation		262,352
Gain (loss) on extinguishment		$ (112,436)
July 2024 [Member]
Schedule of Issued Shares of Common Stock Consideration for Services Rendered Valued at Fair Market Value on the Grant [Line Items]
Common Stock Shares (in Shares)		37,500
Fair Value		$ 95,400
Carrying value obligation		252,000
Gain (loss) on extinguishment		$ 156,600
July 2024 [Member]
Schedule of Issued Shares of Common Stock Consideration for Services Rendered Valued at Fair Market Value on the Grant [Line Items]
Common Stock Shares (in Shares)		37,500
Fair Value		$ 95,400
Carrying value obligation		150,000
Gain (loss) on extinguishment		$ 54,600
July 2024 [Member]
Schedule of Issued Shares of Common Stock Consideration for Services Rendered Valued at Fair Market Value on the Grant [Line Items]
Common Stock Shares (in Shares)		25,000
Fair Value		$ 63,600
Carrying value obligation		63,600
Gain (loss) on extinguishment